Expected credit loss measurement - Economic scenarios and weights applied (Detail)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Asset price appreciation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	5.00%	5.00%	5.00%
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	50.00%	50.00%	50.00%
Moderate stagflation crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	30.00%	30.00%	0.00%
Global trade war
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	15.00%	0.00%
Mild stagflation crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%	30.00%
Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%	15.00%